Direct cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	$ 398,545	$ 277,199
Cost of merchandise sold	37,560	35,832
Subscription revenue
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	80,064	72,192
Transaction-based revenue
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	271,035	159,432
Hardware and other revenue
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	$ 47,446	$ 45,575